Marketable debt securities - Disclosure of bonds and debentures by currency (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 CLP ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Euro
Marketable debt securities
Financial liabilities	€ 54,588					€ 53,779	€ 53,921
US dollar
Marketable debt securities
Financial liabilities	43,466					57,992	49,447
Pound sterling
Marketable debt securities
Financial liabilities	13,625					21,853	27,697
Brazilian real
Marketable debt securities
Financial liabilities	6,783					7,459	7,997
Other currencies
Marketable debt securities
Financial liabilities	18,725					16,794	19,580
Marketable debt securities
Marketable debt securities
Financial liabilities	324,390					325,521	308,579
Marketable debt securities | Bonds and debentures outstanding
Marketable debt securities
Financial liabilities	253,893					252,765	231,880	€ 211,597
Marketable debt securities | Bonds and debentures outstanding | Euro
Marketable debt securities
Financial liabilities	€ 117,350					110,973	101,657
Annual interest rate (as a percent)	2.72%	2.72%	2.72%	2.72%	2.72%
Marketable debt securities | Bonds and debentures outstanding | US dollar
Marketable debt securities
Financial liabilities	€ 71,140	$ 83,632				79,740	70,229
Annual interest rate (as a percent)	4.73%	4.73%	4.73%	4.73%	4.73%
Marketable debt securities | Bonds and debentures outstanding | Pound sterling
Marketable debt securities
Financial liabilities	€ 25,548		£ 22,301			23,961	20,520
Annual interest rate (as a percent)	5.14%	5.14%	5.14%	5.14%	5.14%
Marketable debt securities | Bonds and debentures outstanding | Brazilian real
Marketable debt securities
Financial liabilities	€ 21,848			R$ 141,089		18,683	21,861
Annual interest rate (as a percent)	14.21%	14.21%	14.21%	14.21%	14.21%
Marketable debt securities | Bonds and debentures outstanding | Chilean peso
Marketable debt securities
Financial liabilities	€ 4,697				$ 4,977,648	4,579	4,921
Annual interest rate (as a percent)	3.61%	3.61%	3.61%	3.61%	3.61%
Marketable debt securities | Bonds and debentures outstanding | Other currencies
Marketable debt securities
Financial liabilities	€ 13,310					€ 14,829	€ 12,692